Other assets (Tables)	12 Months Ended
Dec. 31, 2022
Other assets.
Schedule of other assets
	December 31, 2022	December 31, 2021
Prepaid expenses (a)	37,527	29,743
Rental security deposits	3,179	2,471
Advance payments to suppliers	242	162
Others	975	592
Total	41,923	32,968

Current	38,269	29,994
Non-current	3,654	2,974
Total	41,923	32,968

(a)   Prepaid expenses are mostly comprised of prepaid insurance, mainly related to the directors and officers liability insurance, consulting, and software support prepayments.